CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (710,663)	$ (307,151)	$ (2,607,534)	$ (1,304,732)	$ (2,043,108)	$ (1,458,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			1,123,423	329,274	623,457	580,178
Forgiveness of PPP loan and other			(210,680)
Depreciation and amortization			124,631	72,811	111,311	5,341
Changes in operating assets and liabilities:
Contract assets			62,273	430,732	481,671	(214,882)
Accounts receivable			(37,168)	(184,418)	(9,397)	690
Prepaid expenses and other current assets			(1,693)	55,657	92,538	(145,026)
Deferred expenses			180,143	29,547	(73,536)	(104,627)
Accounts payable and accrued expenses			(67,843)	93,636	(30,959)	(37,052)
Deferred revenue			(230,447)	(106,000)	(51,931)	312,378
Total Adjustments			942,639	721,239	1,267,029	397,000
Net Cash Used In Operating Activities			(1,664,895)	(583,493)	(776,079)	(1,061,169)
Cash Flows Used In Investing Activities:
Purchases of property and equipment			(32,505)	(610,487)	(686,915)	(367,005)
Net Cash from Investing Activities			(32,505)	(610,487)	(686,915)	(364,522)
Cash Flows From Financing Activities:
Proceeds from sale of common stock, net of costs			4,599,055			2,445,603
Proceeds from government loans			193,625	684,580
Repayment of government loans			(26,956)	(1,175)
Proceeds from exercise of stock options			68,438	230,624
Payment of deferred offering costs				(40,742)
Payment of deferred loan costs				(4,560)
Net Cash Provided By Financing Activities			4,834,162	868,727	1,040,566	2,198,962
Net Increase (Decrease) In Cash and Restricted Cash			3,136,762	(325,253)
Cash and Restricted Cash – Beginning Of Period			375,855	798,283	798,283
Cash and Restricted Cash – End Of Period	3,512,617	473,030	3,512,617	473,030	375,855	798,283
Cash and Restricted Cash Consisted of the Following:
Cash	3,409,429	370,220	3,409,429	370,220	272,705	697,141
Restricted cash	103,188	102,810	103,188	102,810	$ 103,149	$ 101,141
Cash and Restricted Cash	$ 3,512,617	$ 473,030	3,512,617	473,030
Cash paid during the year for:
Interest			$ 6,911	$ 100